Prospectus Supplement                                              208584 10/03
dated October 30, 2003 to:
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PUTNAM INCOME FUND
Prospectuses dated February 28, 2003

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader        Since     Experience
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Kevin M. Cronin         2000      1997 - Present           Putnam Management
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Portfolio member        Since     Experience
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Robert A Bloemker       2002      1999 - Present           Putnam Management
                                  Prior to Sept. 1999      Lehman Brothers
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